Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total		Total shareholders' equity	Share capital	Share capital reserve	Contributed surplus	Cumulative translation adjustment	Retained earnings	Non - controlling interest
Equity at beginning of period at Dec. 31, 2019	$ 1,661,182		$ 1,653,138	$ 1,201,061	$ (13,057)	$ 20,223	$ 19,396	$ 425,515	$ 8,044
Net income	116,413	[1]	113,322					113,322	3,091
Shares repurchased under put rights on common shares issued to acquire Starlight U.S. Multi-Family (No. 5) Core Fund	(1,865)		(1,865)	(14,922)	13,057
Bought deal offering				0
Debentures conversion				0
U.S. initial public offering and private placement				0
Cumulative translation reserve	3,999	[1]	3,999				3,999
Distributions to non-controlling interest	(2,993)								(2,993)
Dividends/Dividend reinvestment plan	(35,804)		(35,804)	4,388				(40,192)
Stock-based compensation	2,847		2,847	2,977		(485)		355
Shares reserved for restricted share awards	(541)		(541)	(541)
Equity at end of period at Dec. 31, 2020	1,743,238		1,735,096	1,192,963	$ 0	19,738	23,395	499,000	8,142
Net income	449,527		445,255					445,255	4,272
Shares repurchased under put rights on common shares issued to acquire Starlight U.S. Multi-Family (No. 5) Core Fund				0
Bought deal offering	161,842		161,842	161,842
Debentures conversion	206,798		206,798	206,798
U.S. initial public offering and private placement	547,605		547,605	547,605
Cumulative translation reserve	(553)		(553)				(553)
Distributions to non-controlling interest	(5,139)								(5,139)
Dividends/Dividend reinvestment plan	(45,202)		(45,202)	5,674				(50,876)
Stock-based compensation	6,009		6,009	2,957		3,052
Shares reserved for restricted share awards	(3,056)		(3,056)	(3,056)
Equity at end of period at Dec. 31, 2021	$ 3,061,069		$ 3,053,794	$ 2,114,783		$ 22,790	$ 22,842	$ 893,379	$ 7,275

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.